SHORT TERM DEBT	3 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
SHORT TERM DEBT

3.	SHORT TERM DEBT

At June 30, 2013 and September 30, 2012 short term debt consists of the following:

	June 30, 2013	September 30, 2012

Loans - CI LLC	$129,271	137,397
Loans – Other	$30,417	$—
Loans - Iceberg Investment Management Group	271,739	24,247
Total Short term debt	$431,427	$161,644

Short term loans from Iceberg Investment Management Group (“IIMG”) are unsecured and accrue interest at a rate of 2.5% per annum. During the nine months ended June 30, 2013, the Company received $313,012 from IIMG as short term loans, of which, $56,421 have been forgiven and netted off against the balance due.. Short term loans from CI LLC (“CIL”) are unsecured and are interest free. During the nine months ended June 30, 2013, the Company received $31,301 from an individual as short term loans.